Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent Events Disclosure [Abstract]
Subsequent events
Subsequent events

On September 7, 2018, the Group entered into a $200.0 million senior secured amortizing revolving credit facility with a syndicate of banks and Nordea Bank Norge SA, as Agent and Security Agent. The Group will use the proceeds of this facility to refinance all remaining indebtedness under our $581.0 million Senior Secured Loan Facility, our $67.5 million Secured Loan Facility (Larvotto) and our $76.0 million Secured Loan Facility (Fiorano). This facility will be secured by 9 of our wholly-owned vessels. The revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final $55.1 million repayment is due at maturity in 2025. This facility bears interest at LIBOR plus a margin of 2.00% per annum plus applicable mandatory costs.

Subsequently the Group repaid in full the $581.0 million Senior Secured Loan Facility and the $76.0 million Secured Loan Facility (Fiorano) on September 17, 2018 and September 25, 2018 respectively. It is the Group's intention to repay in full the $67.5 million Secured Loan Facility (Larvotto) by the end of the year.